Accounting estimates and judgments	3 Months Ended
Jun. 30, 2026
Disclosure of changes in accounting estimates [abstract]
Disclosure of changes in accounting estimates [text block]
3. Accounting estimates and judgments
Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.
The accounting estimates and judgments adopted in these Unaudited Consolidated Condensed Interim Financial Statements are consistent with those of the previous financial year and the corresponding interim reporting period, except in relation to the fair value measurements arising from the business combination completed during the period, as further described in Note 27. Business Combination.